united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	2/28/25

Item 1. Reports to Stockholders.

(a)

Monarch Ambassador Income Index ETF

(MAMB) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$116	1.12%

How did the Fund perform during the reporting period?

In Q2 2024, the Fund benefited from strong performance in gold and convertibles, which helped drive returns above the benchmark. However, exposures to long-term and intermediate-term treasuries weighed on performance. Despite such headwinds, the strength in alternative assets and hybrid securities more than compensated for the softness in traditional fixed income.

The Fund maintained similar sector allocations heading into Q3 2024. Once again, gold proved a bright spot, joined by municipal and intermediate-term treasuries in contributing positively to quarterly results. Meanwhile, short-term treasuries and convertibles detracted. The combination of resilient alternative assets and solid performance from municipal and mid-duration fixed income again enabled the Fund to outpace the benchmark.

Heading into Q4 2024, gold continued to anchor performance, while corporate and short-term bonds provided a fresh boost. On the downside, intermediate- and long-term treasuries, along with municipal bonds, underperformed. Despite these challenges, the Fund continued to outperform its benchmark, supported by the strength of its alternative and credit allocations.

In Q1 2025, the Fund’s leading contributors remained consistent, with gold, municipal bonds, and intermediate-term bonds continuing to add value. However, the positive momentum was offset by notable declines in convertibles, long-term treasuries, and corporate bonds. These underperformers, particularly in credit and longer-duration exposures, outweighed the Fund’s strengths, resulting in underperformance relative to the benchmark.

Throughout the reporting period, gold emerged as a consistent positive contributor, delivering strong results. Municipal and intermediate-term bonds offered steady support, though their impact fluctuated. Conversely, long-term treasuries and convertibles remained frequent detractors, particularly in volatile rate environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Ambassador Income Index ETF - NAV
Monarch Ambassador Income Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,753
$9,705
$9,665
Mar-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025

	Monarch Ambassador Income Index ETF - NAV	Monarch Ambassador Income Index	Bloomberg U.S. Aggregate Bond Index
Mar-2021	$10,000	$10,000	$10,000
Feb-2022	$9,870	$9,893	$9,833
Feb-2023	$8,870	$8,912	$8,877
Feb-2024	$9,072	$9,141	$9,172
Feb-2025	$9,665	$9,753	$9,705

Average Annual Total Returns

	1 Year	Since Inception (March 23, 2021)
Monarch Ambassador Income Index ETF - NAV	6.53%	-0.86%
Monarch Ambassador Income Index	6.69%	-0.63%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$124,021,411
Number of Portfolio Holdings	10
Advisory Fee (net of recoupments)	$802,425
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.5%
Commodity
6.1%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Commodity	6.1%
Fixed Income	93.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MBS ETF	18.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.2%
iShares 7-10 Year Treasury Bond ETF	13.8%
iShares Core U.S. Aggregate Bond ETF	12.5%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares 20+ Year Treasury Bond ETF	6.3%
Invesco Taxable Municipal Bond	6.2%
iShares Gold Trust	6.1%
SPDR Bloomberg Convertible Securities ETF	6.1%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Monarch Ambassador Income Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MAMB

Monarch Blue Chips Core Index ETF

(MBCC) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$121	1.14%

How did the Fund perform during the reporting period?

In Q2 2024, the Fund enjoyed modest gains from holdings in industrials, healthcare, and consumer staples. Technology, consumer discretionary, and financials detracted from the Fund’s overall performance. Despite negative returns, technology remained the largest sector. Real estate and communications were flat throughout the quarter.

Sector weights remained steady into Q3 2024. Technology posted a strong rebound and outperformed other sectors in the Fund. Gains from consumer discretionary and healthcare trailed behind, while financials and consumer staples offered muted performance. Real estate experienced a slight uptick compared to the previous quarter.

The Fund made notable sector shifts from Q3 2024 to Q4 2024, favoring increases to communications and healthcare and trimming exposure to technology, consumer staples, and industrials. Towards the end of 2024, a risk-on rally bolstered communications, technology, and consumer discretionary. Communications had a slight edge in performance to technology. Healthcare underperformed the other holdings, negating the meager gains from Q3 2024, and detracting from overall Fund performance.

In Q1 2025, technology’s dominance declined sharply; the previously strong sector became the weakest detractor, ceding the crown to humble performers financials, healthcare, and industrials. The revolution in sector leadership seen in the early months of 2025 has led to a shift towards cyclical and value-oriented exposures alongside rate-cut expectations and persistent volatility. Consumer discretionary faced headwinds at the start of 2025 and lost any gains made at the close of 2024, while real estate showed signs of life, but with overall flat performance. Utilities made a new, but underwhelming, appearance in the Fund mix with negative returns in its quarterly debut. Based on portfolio weighting, the Fund increased technology exposure to Q2 2024 levels while reducing holdings in healthcare and communications.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Blue Chips Core Index ETF - NAV
Monarch Blue Chips Core Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$16,157
$14,642
$14,491
Mar-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025

	Monarch Blue Chips Core Index ETF - NAV	Monarch Blue Chips Core Index	S&P 500® Index
Mar-2021	$10,000	$10,000	$10,000
Feb-2022	$10,362	$10,386	$11,332
Feb-2023	$9,614	$9,654	$10,460
Feb-2024	$12,894	$13,000	$13,645
Feb-2025	$14,491	$14,642	$16,157

Average Annual Total Returns

	1 Year	Since Inception (March 23, 2021)
Monarch Blue Chips Core Index ETF - NAV	12.38%	9.88%
Monarch Blue Chips Core Index	12.63%	10.17%
S&P 500® Index	18.41%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$128,512,442
Number of Portfolio Holdings	24
Advisory Fee (net of recoupments)	$968,793
Portfolio Turnover	75%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
36.0%
Health Care
17.0%
Communications
13.4%
Consumer Discretionary
12.3%
Industrials
8.5%
Consumer Staples
4.5%
Real Estate
4.0%
Utilities
3.7%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	3.7%
Real Estate	4.0%
Consumer Staples	4.5%
Industrials	8.5%
Consumer Discretionary	12.3%
Communications	13.4%
Health Care	17.0%
Technology	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	4.8%
Visa, Inc., Class A	4.7%
General Electric Company	4.7%
Netflix, Inc.	4.6%
Amgen, Inc.	4.5%
Mastercard, Inc., Class A	4.5%
Costco Wholesale Corporation	4.5%
McDonald's Corporation	4.3%
Amazon.com, Inc.	4.2%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Monarch Blue Chips Core Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MBCC

Monarch Dividend Plus Index ETF

(MDPL) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 6, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$125	1.24%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

How did the Fund perform during the reporting period?

By the end of Q2 2024, the Fund returns were mainly flat to modestly positive. Materials, energy, consumer discretionary, and industrials posted the strongest results. Healthcare, communications, and financials detracted from Fund performance, while carrying significant weight in the portfolio.

Technology led the pack in Q3 2024, followed by financials, healthcare, and consumer discretionary. The Fund reduced its tech exposure and increased holdings in favor of consumer discretionary, healthcare, and consumer staples. Sector front runners left energy, industrials, and communications in the dust, all of which were the primary laggards for the quarter.

However, communications, energy, and materials drove performance in Q4 2024. Consumer staples rose to the top of the Fund, buoyed by consistent returns and incremental increases in Fund exposure. Healthcare was the Fund’s main detractor. The Fund continued its pullback from technology and similarly repositioned away from financials and energy.

The New Year witnessed technology’s resurgence as the top performing sector, while all other holdings generated flat or negative returns. In Q1 2025, the Fund leaned into consumer staples as the highest weighted sector and elevated allocations to consumer discretionary. Additionally, healthcare and materials lost ground from a weighting perspective.

Despite the Fund’s positional scale back, technology demonstrated the strongest performance in Q3 2024 and Q1 2025. Consumer staples and consumer discretionary yielded modest returns throughout 2024 but declined in Q1 2025. The Fund ended the reporting period having rotated into consumer-facing sectors throughout the fiscal year and sunsetted positions in materials and industrials.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Monarch Dividend Plus Index ETF - NAV	Monarch Dividend Plus Index	Dow Jones Industrial Average®	S&P Composite 1500 Value Index TR
03/06/24	$10,000	$10,000	$10,000	$10,000
03/31/24	$10,491	$10,494	$10,305	$10,364
04/30/24	$9,934	$9,936	$9,798	$9,901
05/31/24	$10,205	$10,205	$10,051	$10,210
06/30/24	$9,937	$9,939	$10,174	$10,130
07/31/24	$10,608	$10,616	$10,633	$10,647
08/31/24	$10,596	$10,606	$10,849	$10,934
09/30/24	$10,717	$10,730	$11,062	$11,056
10/31/24	$10,465	$10,479	$10,923	$10,922
11/30/24	$11,053	$11,072	$11,768	$11,590
12/31/24	$10,170	$10,182	$11,164	$10,802
01/31/25	$10,310	$10,324	$11,698	$11,118
02/28/25	$10,491	$10,510	$11,535	$11,127

Average Annual Total Returns

Since Inception (March 6, 2024)
Monarch Dividend Plus Index ETF - NAV	4.91%
Monarch Dividend Plus Index	5.10%
Dow Jones Industrial Average®	15.35%
S&P Composite 1500 Value Index TR	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$56,194,912
Number of Portfolio Holdings	30
Advisory Fee	$323,666
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 26.3%
Communications 13.4%
Consumer Discretionary 13.3%
Technology 13.1%
Health Care 10.2%
Materials 9.8%
Energy 6.7%
Financials 3.5%
Industrials 3.3%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Industrials	3.3%
Financials	3.5%
Energy	6.7%
Materials	9.8%
Health Care	10.2%
Technology	13.1%
Consumer Discretionary	13.3%
Communications	13.4%
Consumer Staples	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nexstar Media Group, Inc.	3.7%
Willis Towers Watson PLC	3.4%
Merck & Company, Inc.	3.4%
Elevance Health, Inc.	3.4%
Cigna Group (The)	3.4%
Genuine Parts Company	3.4%
Diamondback Energy, Inc.	3.4%
Molson Coors Beverage Company, Class B	3.4%
Bunge Global SA	3.4%
Interpublic Group of Companies, Inc. (The)	3.3%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Monarch Dividend Plus Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MDPL

Monarch ProCap Index ETF

(MPRO) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$106	1.01%

How did the Fund perform during the reporting period?

In Q2 2024, Fund performance was driven by the its economic cycle strategy, though the positioning led to overall underperformance. Allocations to utilities and communication services offered meaningful gains, reflecting the Fund’s preference for defensive sectors during the quarter. However, equity exposures to materials, real estate, and consumer discretionary detracted from results. The drag from these cyclical sectors ultimately outweighed the benefits of the Fund’s defensive tilt.

The Fund maintained a strategic allocation framework into Q3 2024, with positive contributions from utilities, real estate, and healthcare. A supportive fixed income allocation further bolstered performance. On the other hand, financials and industrials were significant detractors. Despite such headwinds, the strength in defensive sectors and fixed income led to outperformance relative to the benchmark.

By Q4 2024, the Fund’s economic cycle-based strategy produced mixed results. Utilities and real estate continued to deliver steady performance, supporting overall results. However, healthcare, materials, and consumer staples—sectors that typically benefit in late-cycle environments—underperformed. Coupled with a soft fixed income environment, these laggards resulted in another quarter of underperformance.

In Q1 2025, communications and healthcare once again emerged as strong contributors, alongside renewed support from the Fund’s core bond allocation. Still, consumer discretionary, technology, and industrials proved to be detractors, reversing earlier gains and dragging overall performance. The relative weakness in growth-oriented and cyclical exposures posed a challenge as markets reacted to shifting economic signals and policy expectations.

While the Fund saw moments of outperformance, particularly in Q3 2024, persistent drag from underperforming cyclical sectors and shifting macro conditions ultimately led to underperformance relative to the benchmark in most periods.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch ProCap Index ETF - NAV
Monarch ProCap Index
Bloomberg U.S. Aggregate Bond Index
S&P Target Risk Moderate Index
$15,000
$10,000
$5,000
$0
$12,620
$12,557
$11,375
$9,705
03/23/21
02/28/22
02/28/23
02/29/24
02/28/25

	Monarch ProCap Index ETF - NAV	Monarch ProCap Index	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Moderate Index
03/23/21	$10,000	$10,000	$10,000	$10,000
02/28/22	$10,918	$10,941	$9,833	$10,162
02/28/23	$10,380	$10,414	$8,877	$9,325
02/29/24	$11,418	$11,474	$9,172	$10,385
02/28/25	$12,557	$12,620	$9,705	$11,375

Average Annual Total Returns

	1 Year	Since Inception (March 23, 2021)
Monarch ProCap Index ETF - NAV	9.97%	5.95%
Monarch ProCap Index	9.99%	6.09%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.76%
S&P Target Risk Moderate Index	9.54%	3.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,565,144
Number of Portfolio Holdings	9
Advisory Fee	$1,244,804
Portfolio Turnover	118%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
50.4%
Equity
49.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	49.4%
Fixed Income	50.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.4%
Health Care Select Sector SPDR Fund	10.0%
Communication Services Select Sector SPDR Fund	9.8%
Consumer Staples Select Sector SPDR Fund	5.2%
Real Estate Select Sector SPDR Fund	5.1%
Financial Select Sector SPDR Fund	5.0%
Industrial Select Sector SPDR Fund	4.9%
Technology Select Sector SPDR Fund	4.8%
Consumer Discretionary Select Sector SPDR Fund	4.6%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

Monarch ProCap Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MPRO

Monarch Select Subsector Index ETF

(MSSS) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

What did the Fund invest in?

This annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 6, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$113	1.08%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

How did the Fund perform during the reporting period?

At the close of Q2 2024, the Fund’s performance was guided by its economic cycle approach, which ultimately led to underperformance relative to the benchmark. Strength in semiconductors, communications, and property & casualty insurance helped cushion losses, but these gains were offset by underperformance in pharmaceuticals, software and services, and real estate. The combination of strong returns in select growth and insurance exposures wasn’t enough to overcome headwinds from healthcare and tech subsectors.

In Q3 2024, the Fund saw an improvement in performance as home construction, homebuilders, and healthcare providers led gains. The cyclical positioning was well timed, allowing the Fund to outperform the benchmark despite continued weakness in pharmaceuticals, aerospace and defense, and medical devices. The strength in consumer and healthcare infrastructure-oriented holdings helped drive a favorable outcome for the period.

Performance in Q4 2024 reflected a more mixed environment for the Fund. While the aerospace and defense and insurance subsectors were bright spots, healthcare providers, home construction, and food and beverage holdings lagged.

In Q1 2025, the Fund’s top performers included medical devices, communication services, and leisure and entertainment. However, such subsectors were overshadowed by underperformance in software and services, semiconductors, and healthcare providers. Strong results from isolated sectors were outweighed by broader market weaknesses, leading to continued underperformance against the benchmark.

Over the reporting period, the Fund experienced moments of strength—particularly in Q3 2024, when cyclical and housing-related exposures surged. Insurance-related holdings offered consistent support across multiple quarters. However, the recurring weakness in healthcare and technology-adjacent subsectors, such as pharmaceuticals, software, and devices, created headwinds at times.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Select Subsector Index ETF - NAV
Monarch Select Subsector Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$11,819
$11,309
$11,305
03/06/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25

	Monarch Select Subsector Index ETF - NAV	Monarch Select Subsector Index	S&P 500® Index
03/06/24	$10,000	$10,000	$10,000
03/31/24	$10,242	$10,241	$10,303
04/30/24	$9,693	$9,695	$9,882
05/31/24	$10,042	$10,047	$10,372
06/30/24	$10,054	$10,059	$10,744
07/31/24	$10,955	$10,965	$10,875
08/31/24	$11,339	$11,349	$11,139
09/30/24	$11,612	$11,620	$11,376
10/31/24	$11,135	$11,141	$11,273
11/30/24	$11,944	$11,952	$11,935
12/31/24	$11,060	$11,066	$11,650
01/31/25	$11,562	$11,567	$11,975
02/28/25	$11,305	$11,309	$11,819

Average Annual Total Returns

Since Inception (March 6, 2024)
Monarch Select Subsector Index ETF - NAV	13.05%
Monarch Select Subsector Index	13.09%
S&P 500® Index	18.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$107,521,411
Number of Portfolio Holdings	10
Advisory Fee	$573,667
Portfolio Turnover	172%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.8%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco KBW Property & Casualty ETF	10.6%
SPDR S&P Insurance ETF	10.5%
iShares U.S. Medical Devices ETF	10.2%
Communication Services Select Sector SPDR Fund	10.1%
iShares U.S. Healthcare Providers ETF	10.1%
SPDR S&P Pharmaceuticals ETF	10.1%
Invesco Leisure & Entertainment ETF	9.8%
SPDR S&P Aerospace & Defense ETF	9.8%
SPDR S&P Semiconductor ETF	9.4%
SPDR S&P Software & Services ETF	9.2%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Monarch Select Subsector Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MSSS

Monarch Volume Factor Dividend Tree Index ETF

(MVFD) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 6, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$123	1.19%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

How did the Fund perform during the reporting period?

The Fund concluded Q2 2024 with sector results that were generally flat across the board. Financials, energy, and technology were the top performers, while industrials, communications, and healthcare incurred losses. The Fund’s highest allocations were to industrials, financials, and consumer discretionary. In contrast, the lowest allocations were to energy and utilities.

In Q3 2024, financials maintained its lead with healthcare and industrials at its heels. Financials also emerged as the portfolio’s largest allocation, edging past industrials. Similarly, energy inflated its position towards the top of the Fund allocation, albeit with less than stellar results. Energy, technology, and consumer discretionary delivered negative returns for the quarter. Additionally, the Fund sharply reduced its stakes in technology and consumer discretionary.

The strongest contributors to Q4 2024 performance were financials, industrials, and communications, all three of which delivered solid gains. Technology and consumer discretionary continued their decline, while the Fund increased its holdings in both sectors. Financials ceded the top spot in portfolio allocation back to industrials. Real estate made its first appearance during the quarter and posted modest returns.

Amid the volatility of Q1 2025, healthcare and technology sped ahead of the herd, while the majority of sectors in the Fund offered flat performance. In contrast to previous quarters, financials and industrials incurred the steepest contractions. Consumer discretionary surged to become the Fund’s largest allocation but yielded negative returns. The Fund fully divested from real estate as well.

During the reporting period, financials and industrials began with strong weightings and returns but weakened by the start of 2025. Financials exhibited the highest volatility relative to other sectors throughout the fiscal year. Healthcare offered dependably consistent results across all quarters, coupled with moderate weightings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Monarch Volume Factor Dividend Tree Index ETF - NAV	Monarch Volume Factor Dividend Tree Index	S&P Composite 1500® Index
03/06/24	$10,000	$10,000	$10,000
03/31/24	$10,355	$10,359	$10,308
04/30/24	$9,771	$9,766	$9,872
05/31/24	$10,187	$10,186	$10,358
06/30/24	$9,907	$9,908	$10,686
07/31/24	$10,369	$10,376	$10,866
08/31/24	$10,529	$10,538	$11,104
09/30/24	$10,646	$10,658	$11,331
10/31/24	$10,525	$10,543	$11,225
11/30/24	$11,304	$11,325	$11,916
12/31/24	$10,513	$10,530	$11,583
01/31/25	$10,882	$10,908	$11,913
02/28/25	$10,943	$10,970	$11,724

Average Annual Total Returns

Since Inception (March 6, 2024)
Monarch Volume Factor Dividend Tree Index ETF	9.43%
Monarch Volume Factor Dividend Tree Index	9.70%
S&P Composite 1500® Index	17.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$69,408,572
Number of Portfolio Holdings	40
Advisory Fee	$394,692
Portfolio Turnover	264%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 23.7%
Materials 13.2%
Communications 12.2%
Financials 12.1%
Industrials 9.5%
Health Care 8.6%
Technology 7.6%
Consumer Staples 7.4%
Energy 2.7%
Utilities 2.5%
Other Assets in Excess of Liabilities 0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	2.5%
Energy	2.7%
Consumer Staples	7.4%
Technology	7.6%
Health Care	8.6%
Industrials	9.5%
Financials	12.1%
Communications	12.2%
Materials	13.2%
Consumer Discretionary	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Molson Coors Beverage Company, Class B	3.5%
Ryerson Holding Corporation	3.5%
Tapestry, Inc.	3.2%
Gilead Sciences, Inc.	3.1%
A10 Networks, Inc.	3.0%
American Vanguard Corporation	2.9%
Bristol-Myers Squibb Company	2.8%
eBay, Inc.	2.8%
Zurn Elkay Water Solutions Corporation	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Monarch Volume Factor Dividend Tree Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MVFD

Monarch Volume Factor Global Unconstrained Index ETF

(MVFG) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 6, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$115	1.14%Footnote Reference*

* Annualized. Expenses for a full reporting period would be higher.

How did the Fund perform during the reporting period?

In Q2 2024, the Fund maintained heavy concentrations in large cap and global stock ETFs. Energy emerged as the top contributor, despite broadly subdued performance across other sectors. Mid cap and developed market ETF holdings remained marginal and posted minimal to negative returns.

Large cap ETFs reinforced their role as a core holding with the largest allocation in Q3 2024 by outpacing all other sectors in performance. Mid cap and global stock ETFs trailed behind with positive returns, though smaller in positions. Most other sectors in the Fund exhibited flat performance with emerging market ETFs entering the portfolio and developed market ETFs experiencing a drawdown.  During the quarter, the Fund’s risk overlay kicked in twice, moving a portion of the Fund’s allocation to fixed income ETFs.  The Fund began and finished the quarter with a full equity ETF allocation.

By the end of 2024, portfolio allocations dramatically shifted to place emerging markets, real estate, and technology based ETFs ahead of prior frontrunners large cap and global stocks. Large cap ETFs maintained their performance leadership followed by mid cap, real estate, and financial ETFs. Emerging markets and energy ETFs underperformed during Q4 2024 as Fund laggards.

In Q1 2025, the Fund repositioned again to prioritize small cap, mid cap, and technology ETFs. Volatile market conditions were on full display in the portfolio: performance was universally negative or flat across sectors. Utilities and developed market ETFs generated the only positive gains.

Throughout the reporting period, the Fund conducted several rebalances. Large cap ETFs started as the largest exposure in Q2 2024 but dropped significantly by Q1 2025. Meanwhile, small cap and mid cap ETFs experienced an inverse rise in holdings, ascending the top of the portfolio by the end of the fiscal year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Monarch Volume Factor Global Unconstrained Index ETF - NAV	Monarch Volume Factor Global Unconstrained Index	S&P Global 1200 Index
03/06/24	$10,000	$10,000	$9,998
03/31/24	$10,325	$10,327	$10,274
04/30/24	$9,981	$9,985	$9,911
05/31/24	$10,393	$10,400	$10,365
06/30/24	$10,554	$10,564	$10,596
07/31/24	$10,722	$10,739	$10,775
08/31/24	$10,919	$10,938	$11,046
09/30/24	$11,044	$11,065	$11,270
10/31/24	$10,791	$10,816	$11,051
11/30/24	$11,168	$11,196	$11,475
12/31/24	$10,631	$10,659	$11,206
01/31/25	$10,940	$10,969	$11,576
02/28/25	$10,570	$10,598	$11,543

Average Annual Total Returns

Since Inception (March 6, 2024)
Monarch Volume Factor Global Unconstrained Index ETF	5.70%
Monarch Volume Factor Global Unconstrained Index	5.98%
S&P Global 1200 Index	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$83,782,053
Number of Portfolio Holdings	24
Advisory Fee	$456,998
Portfolio Turnover	367%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.5%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares U.S. Aerospace & Defense ETF	5.1%
Real Estate Select Sector SPDR Fund	4.9%
Invesco S&P SmallCap Momentum ETF	4.6%
iShares U.S. Utilities ETF	4.6%
iShares MSCI EAFE Min Vol Factor ETF	4.5%
Global X Lithium & Battery Tech ETF	4.4%
Invesco S&P 500 High Dividend Low Volatility ETF	4.2%
First Trust Value Line Dividend Index Fund	4.2%
ARK Next Generation Internet ETF	4.2%
Vanguard Extended Market ETF	4.1%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Monarch Volume Factor Global Unconstrained Index ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-MVFG

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $98,700 2024 $40,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $21,000 2024 $9,000

  Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Monarch Ambassador Income Index ETF

MAMB

Monarch Blue Chips Core Index ETF

MBCC

Monarch Dividend Plus Index ETF

MDPL

Monarch ProCap Index ETF

MPRO

Monarch Select Subsector Index ETF

MSSS

Monarch Volume Factor Dividend Tree Index ETF

MVFD

Monarch Volume Factor Global Unconstrained Index ETF

MVFG

Annual Financial Statements

and Additional Information

February 28, 2025

MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	COMMODITY - 6.1%
141,416	iShares Gold Trust(a)	$7,618,080

	FIXED INCOME - 93.5%
286,504	Invesco Taxable Municipal Bond	7,715,553
167,167	iShares 1-3 Year Treasury Bond ETF	13,811,338
84,817	iShares 20+ Year Treasury Bond ETF	7,839,635
179,412	iShares 7-10 Year Treasury Bond ETF	17,101,552
155,896	iShares Core U.S. Aggregate Bond ETF	15,472,678
183,468	iShares iBoxx $ Investment Grade Corporate Bond ETF	20,109,927
247,462	iShares MBS ETF	23,281,224
94,705	SPDR Bloomberg Convertible Securities ETF	7,494,954
101,917	SPDR Portfolio Short Term Corporate Bond ETF	3,067,702
		115,894,563

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,764,298)	123,512,643

	TOTAL INVESTMENTS - 99.6% (Cost $120,764,298)	$123,512,643
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	508,768
	NET ASSETS - 100.0%	$124,021,411

ETF - Exchange-Traded Fund

MBS - Mortgage-Backed Security

SPDR - Standard & Poor’s Depository Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	BIOTECH & PHARMA - 9.3%
18,778	Amgen, Inc.	$5,784,751
6,679	Eli Lilly & Company	6,148,888
		11,933,639
	DIVERSIFIED INDUSTRIALS - 8.5%
40,059	Emerson Electric Company	4,871,575
29,160	General Electric Company	6,035,537
		10,907,112
	E-COMMERCE DISCRETIONARY - 4.2%
25,551	Amazon.com, Inc.(a)	5,423,966

	ELECTRIC UTILITIES - 3.7%
67,520	NextEra Energy, Inc.	4,737,878

	INFRASTRUCTURE REIT - 4.1%
25,415	American Tower Corporation	5,225,832

	INTERNET MEDIA & SERVICES - 13.4%
1,021	Booking Holdings, Inc.	5,121,346
9,249	Meta Platforms, Inc., Class A	6,180,182
5,990	Netflix, Inc.(a)	5,873,554
		17,175,082
	LEISURE FACILITIES & SERVICES - 4.3%
17,945	McDonald’s Corporation	5,532,982

	MEDICAL EQUIPMENT & DEVICES - 7.7%
22,161	Danaher Corporation	4,604,169
10,029	Thermo Fisher Scientific, Inc.	5,304,940
		9,909,109
	RETAIL - CONSUMER STAPLES - 4.5%
5,465	Costco Wholesale Corporation	5,730,654

	RETAIL - DISCRETIONARY - 3.8%
12,378	Home Depot, Inc. (The)	4,909,115

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 7.8%
38,422	NVIDIA Corporation	$4,799,676
26,423	Texas Instruments, Inc.	5,178,644
		9,978,320
	SOFTWARE - 14.7%
10,296	Adobe, Inc.(a)	4,515,414
12,544	Microsoft Corporation	4,979,843
28,737	Oracle Corporation	4,772,066
16,097	Salesforce, Inc.	4,794,491
		19,061,814
	TECHNOLOGY HARDWARE - 4.2%
22,381	Apple, Inc.	5,412,621

	TECHNOLOGY SERVICES - 9.2%
9,967	Mastercard, Inc., Class A	5,744,082
16,859	Visa, Inc., Class A	6,114,928
		11,859,010

	TOTAL COMMON STOCKS (Cost $112,665,501)	127,797,134

	TOTAL INVESTMENTS - 99.4% (Cost $112,665,501)	$127,797,134
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	715,308
	NET ASSETS - 100.0%	$128,512,442

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 3.3%
68,495	Interpublic Group of Companies, Inc. (The)	$1,876,763

	BEVERAGES - 3.4%
30,733	Molson Coors Beverage Company, Class B	1,883,626

	BIOTECH & PHARMA - 3.4%
20,716	Merck & Company, Inc.	1,911,051

	CABLE & SATELLITE - 6.4%
6,690	Cable One, Inc.	1,740,604
51,164	Comcast Corporation, Class A	1,835,764
		3,576,368
	CONTAINERS & PACKAGING - 6.5%
180,894	Amcor PLC	1,830,647
68,470	Graphic Packaging Holding Company	1,826,780
		3,657,427
	FOOD - 6.6%
71,896	Conagra Brands, Inc.	1,836,224
16,855	J M Smucker Company (The)	1,862,983
		3,699,207
	HEALTH CARE FACILITIES & SERVICES - 6.8%
6,183	Cigna Group (The)	1,909,620
4,814	Elevance Health, Inc.	1,910,580
		3,820,200
	HOME CONSTRUCTION - 9.9%
14,718	DR Horton, Inc.	1,866,390
17,982	PulteGroup, Inc.	1,857,181
16,632	Toll Brothers, Inc.	1,856,796
		5,580,367
	INSURANCE - 3.4%
5,688	Willis Towers Watson PLC	1,931,929

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 3.3%
12,490	Royal Gold, Inc.	$1,836,030

	OIL & GAS PRODUCERS - 6.7%
11,877	Diamondback Energy, Inc.	1,887,968
42,811	Ovintiv, Inc.	1,860,566
		3,748,534
	PUBLISHING & BROADCASTING - 3.7%
12,397	Nexstar Media Group, Inc.	2,096,953

	RETAIL - CONSUMER STAPLES - 9.8%
24,177	Dollar General Corporation	1,793,450
28,499	Kroger Company (The)	1,847,305
14,920	Target Corp.	1,853,660
		5,494,415
	RETAIL - DISCRETIONARY - 3.4%
15,244	Genuine Parts Company	1,903,671

	SOFTWARE - 3.3%
20,927	SS&C Technologies Holdings, Inc.	1,863,549

	TECHNOLOGY SERVICES - 9.8%
21,847	Cognizant Technology Solutions Corporation, Class A	1,820,510
34,819	Genpact Ltd.	1,853,067
9,559	MarketAxess Holdings, Inc.	1,842,880
		5,516,457
	TRANSPORTATION EQUIPMENT - 3.3%
18,417	Allison Transmission Holdings, Inc.	1,873,930

	WHOLESALE - CONSUMER STAPLES - 6.6%
38,476	Archer-Daniels-Midland Company	1,816,067
25,378	Bunge Global SA	1,882,794
		3,698,861

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $57,082,174)	$55,969,338

	TOTAL INVESTMENTS - 99.6% (Cost $57,082,174)	$55,969,338
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	225,574
	NET ASSETS - 100.0%	$56,194,912

PLC - Public Limited Company

Ltd. - Limited

SA - Société Anonyme

See accompanying notes to financial statements.

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 49.4%
175,864	Communication Services Select Sector SPDR Fund	$17,938,128
39,347	Consumer Discretionary Select Sector SPDR Fund	8,497,378
113,922	Consumer Staples Select Sector SPDR Fund	9,464,640
173,736	Financial Select Sector SPDR Fund	9,065,544
123,074	Health Care Select Sector SPDR Fund	18,329,412
65,728	Industrial Select Sector SPDR Fund	8,960,698
214,994	Real Estate Select Sector SPDR Fund	9,276,991
38,553	Technology Select Sector SPDR Fund	8,694,858
		90,227,649
	FIXED INCOME - 50.4%
925,992	iShares Core U.S. Aggregate Bond ETF	91,904,706

	TOTAL EXCHANGE-TRADED FUNDS (Cost $178,755,517)	182,132,355

	TOTAL INVESTMENTS - 99.8% (Cost $178,755,517)	$182,132,355
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	432,789
	NET ASSETS - 100.0%	$182,565,144

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS 99.8%
	EQUITY - 99.8%
106,863	Communication Services Select Sector SPDR Fund	$10,900,026
95,197	Invesco KBW Property & Casualty ETF	11,420,784
193,915	Invesco Leisure & Entertainment ETF	10,597,455
212,904	iShares U.S. Healthcare Providers ETF	10,828,297
171,810	iShares U.S. Medical Devices ETF	10,956,324
63,464	SPDR S&P Aerospace & Defense ETF	10,551,525
188,115	SPDR S&P Insurance ETF	11,300,068
242,997	SPDR S&P Pharmaceuticals ETF(a)	10,827,946
44,556	SPDR S&P Semiconductor ETF	10,099,954
55,894	SPDR S&P Software & Services ETF	9,845,728
	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,668,745)	107,328,107

	TOTAL INVESTMENTS - 99.8% (Cost $106,668,745)	$107,328,107
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	193,304
	NET ASSETS - 100.0%	$107,521,411

SPDR - Standard & Poor’s Depository Receipt

ETF - Exchange-Traded Fund

(a)	Affiliated Company Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 2.3%
58,437	Interpublic Group of Companies, Inc. (The)	$1,601,174

	APPAREL & TEXTILE PRODUCTS - 7.7%
31,787	Carter’s, Inc.	1,311,849
20,422	Columbia Sportswear Company	1,773,446
25,875	Tapestry, Inc.	2,210,243
		5,295,538
	ASSET MANAGEMENT - 2.3%
10,050	Hamilton Lane, Inc., Class A	1,571,016

	AUTOMOTIVE - 1.9%
51,458	Harley-Davidson, Inc.	1,325,558

	BEVERAGES - 3.5%
39,959	Molson Coors Beverage Company, Class B	2,449,087

	BIOTECH & PHARMA - 5.9%
32,793	Bristol-Myers Squibb Company	1,955,119
18,841	Gilead Sciences, Inc.	2,153,714
		4,108,833
	CHEMICALS - 5.0%
391,739	American Vanguard Corporation	2,013,539
17,342	Cabot Corporation	1,491,412
		3,504,951
	CONSTRUCTION MATERIALS - 2.6%
24,075	Tacnoglass, Inc.	1,773,365

	CONTAINERS & PACKAGING - 2.1%
25,198	Greif, Inc., Class A	1,442,837

	E-COMMERCE DISCRETIONARY - 2.8%
29,681	eBay, Inc.	1,921,548

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 2.5%
28,415	Black Hills Corporation	$1,738,430

	ELECTRICAL EQUIPMENT - 2.3%
12,407	Allegion PLC	1,596,905

	ENTERTAINMENT CONTENT - 5.3%
32,767	Fox Corporation, Class A	1,887,379
32,915	Fox Corporation, Class B	1,779,714
		3,667,093
	FOOD - 3.9%
14,716	Cal-Maine Foods, Inc.	1,330,179
98,818	Utz Brands, Inc.	1,345,902
		2,676,081
	HEALTH CARE FACILITIES & SERVICES - 2.7%
10,691	Quest Diagnostics, Inc.	1,848,474

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
21,864	SEI Investments Company	1,750,213

	INSURANCE - 7.3%
16,248	Aflac, Inc.	1,778,668
13,464	Globe Life, Inc.	1,715,718
13,668	Hartford Insurance Group, Inc. (The)	1,616,651
		5,111,037
	LEISURE FACILITIES & SERVICES - 4.7%
88,676	International Game Technology PLC	1,572,225
37,068	Papa John’s International, Inc.	1,681,034
		3,253,259
	LEISURE PRODUCTS - 2.2%
15,433	Thor Industries, Inc.	1,533,886

	MACHINERY - 7.2%
27,162	Cactus, Inc., Class A	1,427,091
4,936	Snap-on, Inc.	1,684,015

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 7.2% (Continued)
53,857	Zurn Elkay Water Solutions Corporation	$1,908,154
		5,019,260
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
55,290	Solaris Energy Infrastructure, Inc., Class A	1,888,154

	PUBLISHING & BROADCASTING - 4.6%
784,642	Entravision Communications Corporation, Class A	1,749,752
80,772	TEGNA, Inc.	1,470,050
		3,219,802
	RETAIL - DISCRETIONARY - 2.2%
6,267	Lowe’s Cos., Inc.	1,558,227

	STEEL - 3.5%
96,302	Ryerson Holding Corporation	2,424,884

	TECHNOLOGY HARDWARE - 3.0%
99,004	A10 Networks, Inc.	2,058,293

	TECHNOLOGY SERVICES - 4.6%
4,496	Accenture PLC, Class A	1,566,856
18,873	Amdocs Ltd.	1,646,669
		3,213,525
	WHOLESALE - DISCRETIONARY - 2.2%
4,425	Pool Corporation	1,535,475

	TOTAL COMMON STOCKS (Cost $66,220,398)	69,086,905

	TOTAL INVESTMENTS - 99.5% (Cost $66,220,398)	$69,086,905
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	321,667
	NET ASSETS - 100.0%	$69,408,572

Ltd. - Limited.

PLC - Public Limited Company

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
56,096	ARK Innovation ETF(a)	$3,121,181
32,894	ARK Next Generation Internet ETF(a)	3,521,632
108,709	Dimensional US Small Cap Value ETF	3,265,618
92,680	First Trust SMID Cap Rising Dividend Achievers ETF	3,288,286
77,805	First Trust Value Line Dividend Index Fund	3,526,123
90,550	Global X Lithium & Battery Tech ETF	3,689,007
79,736	Global X S&P 500 Covered Call ETF	3,334,560
70,452	Invesco S&P 500 High Dividend Low Volatility ETF	3,560,644
26,573	Invesco S&P MidCap Momentum ETF	3,246,689
33,620	Invesco S&P MidCap Quality ETF	3,229,537
58,808	Invesco S&P SmallCap Momentum ETF	3,846,631
49,370	iShares MSCI EAFE Min Vol Factor ETF	3,730,891
20,169	iShares Russell 2000 Value ETF	3,249,226
25,821	iShares Russell Mid-Cap Growth ETF	3,278,234
27,579	iShares U.S. Aerospace & Defense ETF	4,268,954
37,832	iShares U.S. Utilities ETF	3,845,244
95,873	Real Estate Select Sector SPDR Fund	4,136,920
112,192	Schwab Fundamental U.S. Small Company Index ETF	3,267,031
127,749	Schwab U.S. Small-Cap ETF	3,228,217
55,429	SPDR S&P Regional Banking ETF	3,440,478
133,513	US Global Jets ETF(a)	3,263,058
18,485	Vanguard Extended Market ETF	3,472,038
12,923	Vanguard Mid-Cap Growth ETF	3,360,368
11,687	Vanguard Small-Cap Growth ETF	3,195,693
	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,554,902)	83,366,260

	TOTAL INVESTMENTS - 99.5% (Cost $84,554,902)	$83,366,260
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	415,793
	NET ASSETS - 100.0%	$83,782,053

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depository Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025

	Monarch				Monarch Select	Monarch Volume	Monarch Volume Factor
	Ambassador Income	Monarch Blue Chips	Monarch Dividend	Monarch ProCap	Subsector Index	Factor Dividend	Global Unconstrained
	Index ETF	Core Index ETF	Plus Index ETF	Index ETF	ETF	Tree Index ETF	Index ETF
ASSETS
Investment securities:
Unaffiliated companies, At cost	$120,764,298	$112,665,501	$57,082,174	$178,755,517	$95,677,195	$66,220,398	$84,554,902
Affiliated companies, At cost	—	—	—	—	10,991,550	—	—
Investments, At cost	$120,764,298	$112,665,501	$57,082,174	$178,755,517	$106,668,745	$66,220,398	$84,554,902
Unaffiliated companies, At value	$123,512,643	$127,797,134	$55,969,338	$182,132,355	$96,500,161	$69,086,905	$83,366,260
Affiliated companies, At value	—	—	—	—	10,827,946	—	—
Investments, At value	$123,512,643	$127,797,134	$55,969,338	$182,132,355	$107,328,107	$69,086,905	$83,366,260
Cash	625,701	704,094	140,969	590,349	292,393	309,303	478,770
Dividends and interest receivable	—	134,449	155,531	—	—	86,705	22,820
Prepaid expenses	744	893	1,158	366	672	499	2,340
TOTAL ASSETS	124,139,088	128,636,570	56,266,996	182,723,070	107,621,172	69,483,412	83,870,190

LIABILITIES
Investment advisory fees payable	78,919	83,937	39,402	115,568	70,780	44,362	54,832
Payable to related parties	5,666	12,126	3,119	6,790	4,038	3,394	859
Accrued expenses and other liabilities	33,092	28,065	29,563	35,568	24,943	27,084	32,446
TOTAL LIABILITIES	117,677	124,128	72,084	157,926	99,761	74,840	88,137
NET ASSETS	$124,021,411	$128,512,442	$56,194,912	$182,565,144	$107,521,411	$69,408,572	$83,782,053

Net Assets Consist Of:
Paid in capital	$127,291,089	$117,506,535	$58,426,214	$189,265,123	$107,388,442	$69,654,783	$87,315,305
Accumulated earnings (deficit)	(3,269,678)	11,005,907	(2,231,302)	(6,699,979)	132,969	(246,211)	(3,533,252)
NET ASSETS	$124,021,411	$128,512,442	$56,194,912	$182,565,144	$107,521,411	$69,408,572	$83,782,053

Net Asset Value Per Share:
Net Assets	$124,021,411	$128,512,442	$56,194,912	$182,565,144	$107,521,411	$69,408,572	$83,782,053
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,425,000	3,575,000	2,150,000	6,175,000	3,820,000	2,570,000	3,220,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$22.86	$35.95	$26.14	$29.57	$28.15	$27.01	$26.02

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS

	Monarch	Monarch	Monarch	Monarch	Monarch	Monarch Volume	Monarch Volume
	Ambassador	Blue Chips	Dividend	ProCap	Select Subsector	Factor Dividend	Facor Global Unconstrained
	Income Index ETF	Core Index ETF	Plus Index ETF (a)	Index ETF	Index ETF (a)	Tree Index ETF (a)	Index ETF (a)
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended
	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025
INVESTMENT INCOME
Dividends	$3,066,670	$1,066,642	$1,020,308	$3,839,519	$596,610	$1,260,272	$1,129,626
Dividends from affiliated companies	—	—	—	—	81,094	—	—
Less: Foreign withholding taxes	—	(1,344)	—	—	—	—	—
TOTAL INVESTMENT INCOME	3,066,670	1,065,298	1,020,308	3,839,519	677,704	1,260,272	1,129,626

EXPENSES
Investment advisory fees	757,437	885,453	323,666	1,244,804	573,667	394,692	456,998
Administrative services	81,652	97,350	49,915	116,525	66,415	54,915	54,916
Professional fees	17,532	19,483	11,570	24,075	14,320	12,320	12,320
Audit fees	16,983	16,482	16,480	16,982	16,481	16,730	16,730
Legal fees	16,944	16,194	23,706	16,444	23,206	23,206	23,206
Trustees fees and expenses	15,001	15,001	14,521	16,002	14,521	14,771	14,771
Custodian fees	11,217	14,957	12,064	11,302	3,825	12,388	12,304
Transfer agent fees	10,001	9,501	9,951	10,001	9,451	9,951	9,951
Printing and postage expenses	9,001	11,501	5,111	10,501	4,361	5,861	5,861
Accounting services fees	8,091	8,091	8,114	8,091	8,113	8,114	8,114
Insurance expense	2,300	2,500	959	3,500	1,709	1,709	1,709
Other Expenses	14,973	14,473	6,780	12,973	6,280	6,780	6,780
TOTAL EXPENSES	961,132	1,110,986	482,837	1,491,200	742,349	561,437	623,660
Fees (waived)/recaptured by the Adviser	44,988	83,340	—	—	—	—	—
Fees (waived) by the Administrator	(8,250)	(8,250)	(8,250)	(8,250)	(8,250)	(8,250)	(8,250)
NET EXPENSES	997,870	1,186,076	474,587	1,482,950	734,099	553,187	615,410

NET INVESTMENT INCOME (LOSS)	2,068,800	(120,778)	545,721	2,356,569	(56,395)	707,085	514,216

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	1,979,775	13,130,705	2,769,430	15,546,617	5,364,136	3,901,741	4,079,721
In-kind redemptions, affiliated companies	—	—	—	—	6,391	—	—
Investments, unaffiliated companies	243,051	(1,059,200)	(1,460,769)	(825,248)	326,855	(3,161,222)	(2,391,331)
Investments, affiliated companies	—	—	—	—	(571,176)	—	—
	2,222,826	12,071,505	1,308,661	14,721,369	5,126,206	740,519	1,688,390
Net change in unrealized appreciation (depreciation):
Investments, unaffiliated companies	1,250,257	1,125,973	(1,112,836)	(4,532,576)	822,966	2,866,507	(1,188,642)
Investments, affiliated companies	—	—	—	—	(163,604)	—	—
	1,250,257	1,125,973	(1,112,836)	(4,532,576)	659,362	2,866,507	(1,188,642)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,473,083	13,197,478	195,825	10,188,793	5,785,568	3,607,026	499,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,541,883	$13,076,700	$741,546	$12,545,362	$5,729,173	$4,314,111	$1,013,964

(a)	The fund commenced operations on March 6, 2024

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2025	February 29, 2024
FROM OPERATIONS
Net investment income	$2,068,800	$936,800
Net realized gain (loss) on investments	2,222,826	(2,007,493)
Net change in unrealized appreciation on investments	1,250,257	2,829,415
Net increase in net assets resulting from operations	5,541,883	1,758,722

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,934,185)	(933,030)
Decrease in net assets resulting from distributions to shareholders	(1,934,185)	(933,030)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	64,954,742	29,943,034
Cost of shares redeemed	(12,469,260)	(5,348,124)
Net increase in net assets resulting from shares of beneficial interest	52,485,482	24,594,910

TOTAL INCREASE IN NET ASSETS	56,093,180	25,420,602

NET ASSETS
Beginning of Year	67,928,231	42,507,629
End of Year	$124,021,411	$67,928,231

SHARE ACTIVITY
Shares Sold	2,875,000	1,400,000
Shares Redeemed	(550,000)	(250,000)
Net increase in shares of beneficial interest outstanding	2,325,000	1,150,000

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2025	February 29, 2024
FROM OPERATIONS
Net investment income (loss)	$(120,778)	$19,791
Net realized gain on investments	12,071,505	704,254
Net change in unrealized appreciation on investments	1,125,973	15,126,708
Net increase in net assets resulting from operations	13,076,700	15,850,753

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,500)	(49,740)
Net decrease in net assets resulting from distributions to shareholders	(2,500)	(49,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	93,753,190	34,455,812
Cost of shares redeemed	(55,082,823)	(8,108,316)
Net increase in net assets resulting from shares of beneficial interest	38,670,367	26,347,496

TOTAL INCREASE IN NET ASSETS	51,744,567	42,148,509

NET ASSETS
Beginning of Year	76,767,875	34,619,366
End of Year	$128,512,442	$76,767,875

SHARE ACTIVITY
Shares Sold	2,775,000	1,250,000
Shares Redeemed	(1,600,000)	(300,000)
Net increase in shares of beneficial interest outstanding	1,175,000	950,000

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$545,721
Net realized gain on investments	1,308,661
Net change in unrealized depreciation on investments	(1,112,836)
Net increase in net assets resulting from operations	741,546

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(397,575)
Net decrease in net assets resulting from distributions to shareholders	(397,575)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	87,227,597
Cost of shares redeemed	(31,376,656)
Net increase in net assets resulting from shares of beneficial interest	55,850,941

TOTAL INCREASE IN NET ASSETS	56,194,912

NET ASSETS
Beginning of Period	—
End of Period	$56,194,912

SHARE ACTIVITY
Shares Sold	3,360,000
Shares Redeemed	(1,210,000)
Net increase in shares of beneficial interest outstanding	2,150,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2025	February 29, 2024
FROM OPERATIONS
Net investment income	$2,356,569	$1,315,056
Net realized gain (loss) on investments	14,721,369	(1,781,994)
Net change in unrealized appreciation (depreciation) on investments	(4,532,576)	10,056,750
Net increase in net assets resulting from operations	12,545,362	9,589,812

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,427,370)	(1,234,853)
Decrease in net assets resulting from distributions to shareholders	(2,427,370)	(1,234,853)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	208,294,588	56,384,561
Cost of shares redeemed	(151,999,724)	(48,160,389)
Net increase in net assets resulting from shares of beneficial interest	56,294,864	8,224,172

TOTAL INCREASE IN NET ASSETS	66,412,856	16,579,131

NET ASSETS
Beginning of Year	116,152,288	99,573,157
End of Year	$182,565,144	$116,152,288

SHARE ACTIVITY
Shares Sold	7,250,000	2,200,000
Shares Redeemed	(5,325,000)	(1,900,000)
Net increase in shares of beneficial interest outstanding	1,925,000	300,000

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 (a)
FROM OPERATIONS
Net investment loss	$(56,395)
Net realized gain on investments	5,126,206
Net change in unrealized appreciation on investments	659,362
Net increase in net assets resulting from operations	5,729,173

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(378,275)
Net decrease in net assets resulting from distributions to shareholders	(378,275)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	169,111,880
Cost of shares redeemed	(66,941,367)
Net increase in net assets resulting from shares of beneficial interest	102,170,513

TOTAL INCREASE IN NET ASSETS	107,521,411

NET ASSETS
Beginning of Year	—
End of Year	$107,521,411

SHARE ACTIVITY
Shares Sold	6,280,000
Shares Redeemed	(2,460,000)
Net increase in shares of beneficial interest outstanding	3,820,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$707,085
Net realized gain on investments	740,519
Net change in unrealized appreciation on investments	2,866,507
Net increase in net assets resulting from operations	4,314,111

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(643,617)
Net decrease in net assets resulting from distributions to shareholders	(643,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	95,500,216
Cost of shares redeemed	(29,762,138)
Net increase in net assets resulting from shares of beneficial interest	65,738,078

TOTAL INCREASE IN NET ASSETS	69,408,572

NET ASSETS
Beginning of Year	—
End of Year	$69,408,572

SHARE ACTIVITY
Shares Sold	3,710,000
Shares Redeemed	(1,140,000)
Net increase in shares of beneficial interest outstanding	2,570,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$514,216
Net realized gain on investments	1,688,390
Net change in unrealized depreciation on investments	(1,188,642)
Net increase in net assets resulting from operations	1,013,964

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(913,700)
Net decrease in net assets resulting from distributions to shareholders	(913,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	165,085,425
Cost of shares redeemed	(81,403,636)
Net increase in net assets resulting from shares of beneficial interest	83,681,789

TOTAL INCREASE IN NET ASSETS	83,782,053

NET ASSETS
Beginning of Year	—
End of Year	$83,782,053

SHARE ACTIVITY
Shares Sold	6,260,000
Shares Redeemed	(3,040,000)
Net increase in shares of beneficial interest outstanding	3,220,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$21.91		$21.80	$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.52		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.90		0.09	(2.74)	(0.50)
Total from investment operations	1.42		0.50	(2.48)	(0.38)
Less distributions from:
Net investment income	(0.47)		(0.39)	(0.20)	(0.14)
Total distributions	(0.47)		(0.39)	(0.20)	(0.14)
Net asset value, end of year/period	$22.86		$21.91	$21.80	$24.48
Total return (3)	6.53%		2.28%	(10.14)%	(1.53	)% (4)
Net assets, at end of year/period (000s)	$124,021		$67,928	$42,508	$31,213
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.07	% (9)	1.19%	1.32%	1.44	% (5)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.12	% (9)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	2.32%		1.86%	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	86%		133%	228%	123	% (4)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$31.99		$23.88	$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	4.00		8.13	(1.87)	0.83	(8)
Total from investment operations	3.96		8.14	(1.86)	0.74
Less distributions from:
Net investment income	(0.00	) (3)	(0.03)	—	—
Total distributions	(0.00)		(0.03)	—	—
Net asset value, end of year/period	$35.95		$31.99	$23.88	$25.74
Total return (4)	12.38%		34.13%	(7.23)%	2.96	% (5)
Net assets, at end of year/period (000s)	$128,512		$76,768	$34,619	$29,599
Ratio of gross expenses to average net assets before waiver/recapture	1.06	% (9)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.14	% (9)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	(0.12)%		0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	75%		86%	126%	39	% (5)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.17
Activity from investment operations:
Net investment income (2)	0.37
Net realized and unrealized gain on investments	0.86
Total from investment operations	1.23
Less distributions from:
Net investment income	(0.26)
Total distributions	(0.26)
Net asset value, end of period	$26.14
Total return (3)	4.91	% (4)
Net assets, at end of period (000s)	$56,195
Ratio of net expenses to average net assets	1.24	% (5,7)
Ratio of net investment income to average net assets	1.43	% (5,7)
Portfolio Turnover Rate (6)	77	% (4)

(1)	The Monarch Dividend Plus ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$27.33		$25.21	$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.47		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	2.24		2.11	(1.64)	1.89
Total from investment operations	2.71		2.50	(1.32)	2.06
Less distributions from:
Net investment income	(0.47)		(0.38)	(0.27)	(0.22)
Net realized gains	—		—	—	(0.04)
Total distributions	(0.47)		(0.38)	(0.27)	(0.26)
Net asset value, end of year/period	$29.57		$27.33	$25.21	$26.80
Total return (3)	9.97%		10.01%	(4.93)%	8.26	% (4)
Net assets, at end of year/period (000s)	$182,565		$116,152	$99,573	$66,335
Ratio of net expenses to average net assets (6)	1.01	% (9)	1.08%	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (7)	1.61	% (9)	1.51%	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	118%		215%	396%	291	% (4)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.01
Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	3.27
Total from investment operations	3.25
Less distributions from:
Net investment income	(0.08)
Net realized gains	(0.03)
Total distributions	(0.11)
Net asset value, end of period	$28.15
Total return (3)	13.05	% (4)
Net assets, at end of period (000s)	$107,521
Ratio of net expenses to average net assets (6)	1.08	% (5,9)
Ratio of net investment loss to average net assets (7)	(0.08	)% (5,9)
Portfolio Turnover Rate (8)	172	% (4)

(1)	The Monarch Select Subsector ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.39
Net realized and unrealized gain on investments	1.95
Total from investment operations	2.34
Less distributions from:
Net investment income	(0.36)
Total distributions	(0.36)
Net asset value, end of period	$27.01
Total return (3)	9.43	% (4)
Net assets, at end of period (000s)	$69,409
Ratio of net expenses to average net assets (6)	1.19	% (5,9)
Ratio of net investment income to average net assets (7)	1.52	% (5,9)
Portfolio Turnover Rate (8)	264	% (4)

(1)	The Monarch Volume Factor Dividend Tree ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.25
Net realized and unrealized gain on investments	1.17
Total from investment operations	1.42
Less distributions from:
Net investment income	(0.33)
Net realized gains	(0.10)
Total distributions	(0.43)
Net asset value, end of period	$26.02
Total return (3)	5.70	% (4)
Net assets, at end of period (000s)	$83,782
Ratio of net expenses to average net assets	1.14	% (5,7)
Ratio of net investment income to average net assets	0.95	% (5,7)
Portfolio Turnover Rate (6)	367	% (4)

(1)	The Monarch Volume Factor Global Unconstrained ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1.	ORGANIZATION

The Monarch Ambassador Income Index ETF (“MAMB”), Monarch Blue Chips Core Index ETF (“MBCC”), Monarch Dividend Plus Index ETF (“MDPL”), Monarch ProCap Index ETF (“MPRO”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”), and the Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Funds are as follows:

MAMB - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index.

MBCC - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index.

MDPL - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index.

MPRO - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index.

MSSS - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index.

MVFD - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index.

MVFG - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of Monarch Volume Factor Global Unconstrained Index.

The investment objectives are non-fundamental. MAMB, MPRO, MSSS and MVFG are “fund of funds”, in that they will generally invest in other investment companies. MAMB, MBCC and MPRO commenced operations on March 23, 2021. MDPL, MSSS, MVFD and MVFG commenced operations on March 6, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange- traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$123,512,643	$—	$—	$123,512,643
Total	$123,512,643	$—	$—	$123,512,643

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$127,797,134	$—	$—	$127,797,134
Total	$127,797,134	$—	$—	$127,797,134

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

MDPL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$55,969,339	$—	$—	$55,969,339
Total	$55,969,339	$—	$—	$55,969,339

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$182,132,355	$—	$—	$182,132,355
Total	$182,132,355	$—	$—	$182,132,355

MSSS
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$107,328,107	$—	$—	$107,328,107
Total	$107,328,107	$—	$—	$107,328,107

MVFD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$69,086,905	$—	$—	$69,086,905
Total	$69,086,905	$—	$—	$69,086,905

MVFG
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$83,366,260	$—	$—	$83,366,260
Total	$83,366,260	$—	$—	$83,366,260

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2022 to February 29, 2024, or expected to be taken in the Funds’ February 28, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the period ended February 28, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$84,112,031	$77,185,400
MBCC	$78,808,575	$77,854,014
MDPL	$44,520,099	$30,547,621
MPRO	$173,384,552	$171,755,333
MSSS	$123,734,678	$121,355,836
MVFD	$136,991,414	$129,918,665
MVFG	$208,023,021	$207,816,366

For the period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$57,848,047	$12,454,468
MBCC	$91,850,075	$54,647,241
MDPL	$72,972,430	$31,171,395
MPRO	$206,145,262	$151,874,813
MSSS	$166,078,424	$66,914,728
MVFD	$88,096,112	$29,688,968
MVFG	$163,900,049	$81,234,741

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub- adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Funds’ sub-adviser is paid by the Adviser, not the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the year or period ended February 28, 2025, the Adviser earned investment advisory fees as follows:

Investment Advisory Fee
MAMB	$757,437
MBCC	$885,453
MDPL	$323,666
MPRO	$1,244,804
MSSS	$573,667
MVFD	$394,692
MVFG	$456,998

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets for each Fund, herein referred to as the “Expense Limitation.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three- year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended February 28, 2025, the Adviser did not waive any advisory fees. For the period ended February 28, 2025, the Adviser recaptured previously waived advisory fees of MAMB and MBCC in the amounts of $44,988 and $83,340, respectively. As of February 28, 2025, there are no advisory fees waived available for recapture.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities. During the period ended February 28, 2025, UFS waived fees in the amount of $8,250 for each of the Funds. The above-mentioned fees are not subject to recapture.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MDPL	$225	2.00%
MPRO	$225	2.00%
MSSS	$225	2.00%
MVFD	$225	2.00%
MVFG	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

For the period ended February 28, 2025, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$16,425	$—
MBCC	$13,050	$—
MDPL	$14,625	$—
MPRO	$18,225	$—
MSSS	$15,975	$—
MVFD	$11,700	$—
MVFG	$15,525	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation (Depreciation)
MAMB	$122,253,069	$3,212,348	$(1,952,774)	$1,259,574
MBCC	112,666,763	18,562,009	(3,431,638)	15,130,371
MDPL	57,289,152	1,991,517	(3,311,331)	(1,319,814)
MPRO	178,874,420	4,708,579	(1,450,644)	3,257,935
MSSS	106,784,534	3,642,065	(3,098,492)	543,573
MVFD	66,221,162	4,640,283	(1,774,540)	2,865,743
MVFG	84,571,434	765,082	(1,970,256)	(1,205,174)

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended February 28, 2025 and February 29, 2024 was as follows:

For fiscal year or
period ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
MAMB	$1,934,185	$—	$—	$1,934,185
MBCC	2,500	—	—	2,500
MDPL	397,575	—	—	397,575
MPRO	2,427,370	—	—	2,427,370
MSSS	378,275	—	—	378,275
MVFD	643,617	—	—	643,617
MVFG	913,700	—	—	913,700

For fiscal year or
period ended	Ordinary	Long-Term	Return of
2/29/2024	Income	Capital Gains	Capital	Total
MAMB	$933,030	$—	$—	$933,030
MBCC	49,740	—	—	49,740
MDPL	—	—	—	—
MPRO	1,234,853	—	—	1,234,853
MSSS	—	—	—	—

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$216,270	$—	$(53,336)	$(4,692,186)	$—	$1,259,574	$(3,269,678)
MBCC	$—	$—	$(55,162)	$(4,069,302)	$—	$15,130,371	$11,005,907
MDPL	$152,967	$—	$(652,300)	$(412,155)	$—	$(1,319,814)	$(2,231,302)
MPRO	$76,718	$—	$(477,135)	$(9,557,497)	$—	$3,257,935	$(6,699,979)
MSSS	$—	$—	$(410,604)	$—	$—	$543,573	$132,969
MVFD	$22,275	$—	$—	$(3,134,229)	$—	$2,865,743	$(246,211)
MVFG	$—	$—	$(2,328,078)	$—	$—	$(1,205,174)	$(3,533,252)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
MAMB	$—
MBCC	19,181
MDPL	—
MPRO	—
MSSS	181,795
MVFD	—
MVFG	36,517

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
MAMB	$53,336
MBCC	35,981
MDPL	652,300
MPRO	477,135
MSSS	228,809
MVFD	—
MVFG	2,291,561

At February 28, 2025, the Funds had non- expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

	Short-			Capital Loss Carry
	Term	Long-Term	Total	Forwards Utilized
MAMB	$2,932,632	$1,759,554	$4,692,186	$171,899
MBCC	2,438,057	1,631,245	4,069,302	—
MDPL	412,155	—	412,155	—
MPRO	9,161,260	396,237	9,557,497	—
MSSS	—	—	—	—
MVFD	3,134,229	—	3,134,229	—
MVFG	—	—	—	—

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of net operating losses, non-deductible expenses, and distributions in excess resulted in reclassifications for the Funds for the year ended February 28, 2025 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Deficit)
MAMB	$1,987,405	$(1,987,405)
MBCC	$12,987,489	$(12,987,489)
MDPL	$2,575,273	$(2,575,273)
MPRO	$13,835,240	$(13,835,240)
MSSS	$5,217,929	$(5,217,929)
MVFD	$3,916,705	$(3,916,705)
MVFG	$3,633,516	$(3,633,516)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares ETF”). MPRO may redeem its investment in the iShares ETF at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of February 28, 2025, MPRO’s investment in iShares represented 50.4% of MPRO’s net assets.

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates, if any, at February 28, 2025 are noted in the Funds’ Schedules of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

MSSS
	Value -				Net Change in		Dividends	Shares -
	Beginning of		Sales	Realized	Unrealized Appreciation/	Value -End	Credited	End of
Description	Period	Purchases	Proceeds	Loss	(Depreciation)	of Period	to Income	Period
SPDR S&P Pharmaceuticals ETF	$—	$19,700,191	$(8,143,856)	$(564,785)	$(163,604)	$10,827,946	$81,094	242,997

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Monarch ETFs and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of February 28, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF and Monarch ProCap Index ETF	For the year ended February 28, 2025	For the years ended February 28, 2025 and February 29, 2024	For the years ended February 28, 2025, February 29, 2024, February 28, 2023, and for the period from March 23, 2021 (commencement of operations) through February 28, 2022
Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF	For the period from March 6, 2024 (commencement of operations) through February 28, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2025

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 fax | cohenco.com

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited)

February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Kingsview Wealth Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 16, 2024 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Kingsview Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and the Trust, with respect to Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Core Index ETF (“Monarch BCC”) and Monarch ProCap Index ETF (“Monarch PC”). In considering the renewal of the Kingsview Advisory Agreement, the Board received materials specifically relating to the Kingsview Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Kingsview Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Kingsview Advisory Agreement on behalf of Monarch AI, Monarch BCC and Monarch PC and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Kingsview Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at Kingsview that were providing advisory services to Monarch AI, Monarch BCC and Monarch PC, noting no changes in the personnel. The Board discussed the investment advisory services of Kingsview, which included portfolio management, index management and client services, as well as compliance monitoring. The Board noted that Kingsview provided oversight of the sub-adviser. The Board acknowledged that Kingsview delegated the selection of broker-dealers to the sub-adviser, which included best execution reporting and reviews. The Board noted that Kingsview collaborated with the sub-adviser to monitor the trading of shares. The Board further noted that there have been no SEC or regulatory examinations or investigations nor any material litigation or administrative actions reported. The Board concluded that it could expect Kingsview to continue providing high quality services to each of the Monarch AI, Monarch BCC and Monarch PC and its shareholders.

Performance.

Monarch AI—The Board observed that Monarch AI maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board noted that Monarch AI’s performance returns ranked 12 out of 16 peers for the 1-year period ended July 31, 2024 and ranked 9 out of 10 peers for the since inception period. The Board observed that Monarch AI slightly underperformed the index it seeks to track, the Monarch Ambassador Income Index. The Board noted Kingsview assertion that Monarch AI’s underperformance compared to its benchmark index was a result of fees accrued in Monarch AI that is not part of the benchmark index. The Board acknowledged Kingsview’s assertion that the benchmark index could have higher volatility than other funds because some of its constituents are alternative assets that provide exposure to gold and

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2025

other commodity ETFs and high yield bonds, which from time to time increases the volatility of the index. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCC— The Board observed that Monarch BCC maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board further noted that Monarch BCC’s performance returns ranked 14 out of 21 peers for the 1-year period ended July 31, 2024 and ranked 9 out of 15 peers for the since inception period. The Board observed that Monarch BCC slightly underperformed the index it seeks to track, the Monarch Blue Chips Core Index. The Board noted Kingsview assertion that the Monarch BCC’s underperformance compared to its benchmark index was a result of fees accrued in the Monarch BCC that was not part of the benchmark index. The Board further observed that the Monarch BCC was in the first quartile regarding its standard deviation across all periods. The Board acknowledged Kingsview assertion that the benchmark index could have higher volatility than other indexes because it consists of constituents in a narrow group of sectors and that the benchmark index’s increased exposure to the specific sectors has negatively impacted the benchmark index over the past year as these sectors have seen higher volatility and diminished returns. The Board concluded that Monarch BCC’s tracking error was acceptable.

Monarch PC—The Board observed that Monarch PC maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board further noted that Monarch PC’s performance returns ranked 7 out of 14 peers for the 1-year period ended July 31, 2024 and ranked 5 out of 14 peers for the since inception period. The Board observed that Monarch PC trailed the index it seeks to track, the Monarch ProCap Index. The Board noted Kingsview assertion that Monarch PC’s underperformance compared to its benchmark index was a result of fees accrued in Monarch PC that was not part of the benchmark index. The Board concluded that Monarch PC’s tracking error was acceptable.

Fees and Expenses.

Monarch AI—The Board noted that Kingsview’s advisory fee for Monarch AI of 0.85% and net expense ratio of 1.25% were higher than its peer group and Morningstar category medians and averages, but below the highs of each. The Board observed that the advisory fee for Monarch AI ranked 13 out of 17 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board further noted the expense caps in place for Monarch AI to limit the net expense ratio. The Board concluded that the fee for the Monarch AI was not unreasonable.

Monarch BCC —The Board observed Monarch BCC’s advisory fee of 0.85% and net expense ratio of 1.25% were higher than its peer group and Morningstar category averages and medians, but lower than its Morningstar category high. The Board noted that the advisory fee for Monarch BCC ranked 20 out of 21 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board further noted the expense caps in place for Monarch BCC to limit the net expense ratio. The Board concluded that the fee for the Monarch BCC was not unreasonable.

Monarch PC—The Board noted that the 0.85% advisory fee for the Monarch PC was above the Morningstar category average and in line with the peer group average and median. The Board further noted that the Monarch PC’s net expense ratio of 1.08% was in line with its Morningstar category and below its peer group medians and averages. The Board observed that the net expense ratio for the Monarch PC ranked 7 out of 14 peers. The Board concluded that the fee for the Monarch PC was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Kingsview for each of Monarch AI, Monarch BCC and Monarch PC. The Board observed that Kingsview was earning a modest profit from Monarch AI, Monarch BCC and Monarch PC. The Board determined that excessive profitability was not an issue for Kingsview with respect to each of Monarch AI, Monarch BCC and Monarch PC at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Monarch AI, Monarch BCC and Monarch PC. The Board noted that Kingsview had indicated a

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2025

willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Kingsview, the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with Kingsview on behalf of Monarch AI, Monarch BCC and Monarch PC was in the best interests of each and its shareholders.

Renewal of Investment Sub-Advisory Agreement between Kingsview Wealth Management, LLC and Penserra Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 16, 2024 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (“Penserra Sub-Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and Penserra Capital Management, LLC (“Penserra”) with respect to Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Core Index ETF (“Monarch BCC”) and Monarch ProCap Index ETF (“Monarch PC”). In considering the renewal of the Penserra Sub-Advisory Agreement, the Board received materials specifically relating to the Penserra Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Penserra Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Penserra Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Penserra Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at Penserra that were providing sub-advisory services to Monarch AI, Monarch BCC and Monarch PC. The Board noted that these services included daily reconciliations, index checks, performance checks, cash management and corporate action responses. The Board noted Penserra’s extensive history of providing sub-advisory services to ETFs. The Board observed that Penserra maintained written policies and procedures that governed broker selections, and Penserra selected brokers based on their ability to achieve best execution. The Board discussed Penserra’s collaboration with the Funds’ administrator to monitor compliance. The Board noted that Penserra has not reported any compliance issues nor any material litigation or administrative actions reported. The Board concluded that it could expect Penserra to continue providing high quality services to each of Monarch AI, Monarch BCC and Monarch PC and its shareholders.

Performance.

Monarch AI—The Board observed that Monarch AI maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board noted that Monarch AI’s performance returns ranked 12 out of 16 peers for the 1-year period ended July 31, 2024 and ranked 9 out of 10 peers for the since inception period. The Board observed that Monarch AI slightly underperformed the index it seeks to track, the Monarch Ambassador Income Index. The Board noted Kingsview assertion that Monarch AI’s underperformance compared to its benchmark index was a result of fees accrued in Monarch AI that is not part of the benchmark index. The Board acknowledged Kingsview’s assertion that the benchmark index could have higher volatility than other funds because some of its constituents are alternative assets that provide exposure to gold and

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2025

other commodity ETFs and high yield bonds, which from time to time increases the volatility of the index. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCC— The Board observed that Monarch BCC maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board further noted that Monarch BCC’s performance returns ranked 14 out of 21 peers for the 1-year period ended July 31, 2024 and ranked 9 out of 15 peers for the since inception period. The Board observed that Monarch BCC slightly underperformed the index it seeks to track, the Monarch Blue Chips Core Index. The Board noted Kingsview assertion that the Monarch BCC’s underperformance compared to its benchmark index was a result of fees accrued in the Monarch BCC that was not part of the benchmark index. The Board further observed that the Monarch BCC was in the first quartile regarding its standard deviation across all periods. The Board acknowledged Kingsview assertion that the benchmark index could have higher volatility than other indexes because it consists of constituents in a narrow group of sectors and that the benchmark index’s increased exposure to the specific sectors has negatively impacted the benchmark index over the past year as these sectors have seen higher volatility and diminished returns. The Board concluded that Monarch BCC’s tracking error was acceptable.

Monarch PC—The Board observed that Monarch PC maintained a tight bid/ask spread and low tracking error to the index it seeks to track. The Board noted that the volumes steadily increased throughout the year. The Board further noted that Monarch PC’s performance returns ranked 7 out of 14 peers for the 1-year period ended July 31, 2024 and ranked 5 out of 14 peers for the since inception period. The Board observed that Monarch PC trailed the index it seeks to track, the Monarch ProCap Index. The Board noted Kingsview assertion that Monarch PC’s underperformance compared to its benchmark index was a result of fees accrued in Monarch PC that was not part of the benchmark index. The Board concluded that Monarch PC’s tracking error was acceptable.

Fees and Expenses. The Board noted that Penserra’s sub-advisory fee for each of Monarch AI, Monarch BCC and Monarch PC was in line with the fees charged to other clients. The Board determined that Penserra’s sub-advisory fee for each Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Penserra for each of Monarch AI, Monarch BCC and Monarch PC. The Board observed that Penserra was operating each of Monarch AI, Monarch BCC and Monarch PC at a loss. The Board determined that excessive profitability was not an issue for Penserra at this time.

Economies of Scale. The Board considered whether Penserra would expect realized economies of scale with respect to the sub-advisory services provided to each of Monarch AI, Monarch BCC and Monarch PC. The Board concluded that it was unlikely that Penserra was benefitting from any material economies of scale.

Conclusion. Having requested such information from Penserra as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the sub-advisory agreement between Kingsview and Penserra was in the best interests of each of Monarch AI, Monarch BCC and Monarch PC and its shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-541-291-4405 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR

Kingsview Wealth Management LLC

509 SE 7th Street, 2nd Floor

Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

4 Orinda Way, Suite 100

Orinda, CA 94563

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By /s/ Wendy Wang Wendy Wang
Principal Executive Officer
Date: 5/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Wendy Wang Wendy Wang
Principal Executive Officer
Date: 5/2/2025

By /s/ Sam Singh Sam Singh
Principal Financial Officer
Date: 5/2/2025